Average Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Income Fund
Apr. 01, 2025
Fidelity Massachusetts Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.25%
Past 5 years	0.63%
Past 10 years	1.89%
Fidelity Massachusetts Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.25%
Past 5 years	0.59%
Past 10 years	1.82%
Fidelity Massachusetts Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.82%
Past 5 years	1.02%
Past 10 years	2.04%
IXYHY
Average Annual Return:
Past 1 year	1.06%
Past 5 years	0.73%
Past 10 years	2.09%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%